1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement of Operations and Comprehensive Income
Advisory agreement warrants	$ 16,600,500	$ 0
Selling, general and administrative	3,036,873	1,068,767
Interest expense	(1,804,710)	(30,140)
Net Loss	(20,706,448)	(478,170)
Warrant liability	16,600,500
Additional Paid-in Capital	4,727,138	36,811
Accumulated Deficit	(21,293,048)	(586,600)
Restatement
Consolidated Statement of Operations and Comprehensive Income
Advisory agreement warrants	16,600,500
Selling, general and administrative	3,036,873
Interest expense	1,804,710
Net Loss	(20,706,448)
Warrant liability	16,600,500
Additional Paid-in Capital	4,727,138
Accumulated Deficit	(21,293,048)
As Previously Reported
Consolidated Statement of Operations and Comprehensive Income
Advisory agreement warrants	6,973,231
Selling, general and administrative	2,836,873
Interest expense	353,089
Net Loss	(9,427,558)
Warrant liability	6,973,231
Additional Paid-in Capital	3,075,517
Accumulated Deficit	(10,014,158)
Adjustments
Consolidated Statement of Operations and Comprehensive Income
Advisory agreement warrants	9,627,269
Selling, general and administrative	200,000
Interest expense	1,451,621
Net Loss	(11,278,890)
Warrant liability	9,627,269
Additional Paid-in Capital	1,651,621
Accumulated Deficit	$ (11,278,890)